Segment information and revenue - Revenue by timing of transfer of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 2,248,103	¥ 3,521,591	¥ 4,357,462
At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	519,378	806,029	1,400,988
Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,728,725	2,715,562	2,956,474
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	664,127	834,620	861,820
Implementation | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	28,450	37,804	36,266
Implementation | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	635,677	796,816	825,554
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	549,273	861,056	1,140,727
Operation support services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	143,377	240,366	376,784
Operation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	405,896	620,690	763,943
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	30,078	132,112	383,723
Business origination services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	30,078	132,112	383,723
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	247,828	320,462	414,849
Risk management services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	247,828	320,462	414,849
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	618,088	1,245,952	1,315,819
Cloud services platform | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	618,088	1,245,952	1,315,819
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	69,064	52,012	50,983
Post implementation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	69,064	52,012	50,983
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	69,645	75,377	189,541
Others | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 69,645	75,285	189,366
Others | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers		¥ 92	¥ 175